JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend Income Fund

JPMorgan SmartRetirement® Blend 2020 Fund

JPMorgan SmartRetirement® Blend 2025 Fund

JPMorgan SmartRetirement® Blend 2030 Fund

JPMorgan SmartRetirement® Blend 2035 Fund

JPMorgan SmartRetirement® Blend 2040 Fund

JPMorgan SmartRetirement® Blend 2045 Fund

JPMorgan SmartRetirement® Blend 2050 Fund

JPMorgan SmartRetirement® Blend 2055 Fund

JPMorgan SmartRetirement® Blend 2060 Fund

(All Share Classes) (each, a series of JPMorgan Trust I)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated February 12, 2019

to the Summary Prospectuses, Prospectuses and

Statement of Additional Information

dated November 1, 2018, as supplemented

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of each Summary Prospectus and Prospectus is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Daniel Oldroyd	2012*	Managing Director
Anne Lester	2012*	Managing Director
Silvia Trillo	2019	Managing Director
Jeffrey A. Geller	2012*	Managing Director

*	2016 for the JPMorgan SmartRetirement Blend 2060 Fund.

In addition, effective immediately, the “Management of the Funds — THE FUND MANAGERS” section of each Prospectus is hereby deleted in its entirety and replaced by the following:

THE FUND MANAGERS

The Funds are managed by JPMIM’s Multi-Asset Solutions Team. The members of the Multi-Asset Solutions Team responsible for management and oversight of the Funds are Daniel Oldroyd, Anne Lester, Silvia Trillo and Jeffrey A. Geller. In their capacity as portfolio managers, Mr. Oldroyd, Ms. Lester, Ms. Trillo, Mr. Geller and the team of investment professionals manage the portfolio construction, investment strategy selection and tactical asset allocation processes for each Fund. Mr. Oldroyd, Managing Director, is the Head of Target Date Strategies for JPMIM and is a CFA and CAIA charterholder. An employee of JPMIM since 2000, Mr. Oldroyd has been a portfolio manager of the Funds since their inception. Ms. Lester, Managing Director, has been a member of Multi-Asset Solutions since 2000, and a portfolio manager of the Funds since their inception. She is the Head of Retirement Solutions for JPMIM. Ms. Trillo, Managing Director, has been an employee of JPMIM and a member of Multi-Asset Solutions since 2011 and a portfolio manager of the Funds since 2019. As CIO for the Americas of MAS and an employee of JPMIM since 2006, Mr. Geller, Managing Director, has had investment oversight responsibility for the Funds since their inception.

JPMIM serves as the Adviser and certain affiliates serve as sub-advisers to the underlying funds, for which they receive a fee.

SUP-SRB-PM-219

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, the other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.

Effective immediately, the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the Statement of Additional Information (“SAI”) is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed*

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of June 30, 2018:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
JPMorgan SmartRetirement Blend Income Fund
Daniel Oldroyd	19	$54,209,676	30	$36,037,442	0	$0
Anne Lester	20	54,240,137	39	36,889,458	0	0
Silvia Trillo[1]	0	0	0	0	0	0
Jeffrey A. Geller	24	60,116,301	31	36,037,433	5	7,690,180

JPMorgan SmartRetirement Blend 2020 Fund
Daniel Oldroyd	19	53,850,620	30	36,037,442	0	0
Anne Lester	20	53,881,082	39	36,889,458	0	0
Silvia Trillo[1]	0	0	0	0	0	0
Daniel Oldroyd	19	53,850,620	30	36,037,442	0	0

JPMorgan SmartRetirement Blend 2025 Fund
Daniel Oldroyd	19	53,728,187	30	36,037,442	0	0
Anne Lester	20	53,758,649	39	36,889,458	0	0
Silvia Trillo[1]	0	0	0	0	0	0
Jeffrey A. Geller	24	56,364,285	31	36,037,433	5	7,690,180

JPMorgan SmartRetirement Blend 2030 Fund
Daniel Oldroyd	19	53,686,925	30	36,037,442	0	0
Anne Lester	20	53,717,387	39	36,889,458	0	0
Silvia Trillo[1]	0	0	0	0	0	0
Jeffrey A. Geller	24	55,689,495	31	36,037,433	5	7,690,180

JPMorgan SmartRetirement Blend 2035 Fund
Daniel Oldroyd	19	53,868,980	30	36,037,442	0	0
Anne Lester	20	53,899,441	39	36,889,458	0	0
Silvia Trillo[1]	0	0	0	0	0	0
Jeffrey A. Geller	24	57,621,427	31	36,037,433	5	7,690,180

JPMorgan SmartRetirement Blend 2040 Fund
Daniel Oldroyd	19	53,926,478	30	36,037,442	0	0
Anne Lester	20	53,956,939	39	36,889,458	0	0
Silvia Trillo[1]	0	0	0	0	0	0
Jeffrey A. Geller	24	57,682,487	31	36,037,433	5	7,690,180

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)

JPMorgan SmartRetirement Blend 2045 Fund
Daniel Oldroyd	19	$54,085,425	30	$36,037,442	0	$0
Anne Lester	20	54,115,886	39	36,889,458	0	0
Silvia Trillo[1]	0	0	0	0	0	0
Jeffrey A. Geller	24	59,722,189	31	36,037,433	5	7,690,180

JPMorgan SmartRetirement Blend 2050 Fund
Daniel Oldroyd	19	54,228,200	30	36,037,442	0	0
Anne Lester	20	54,258,661	39	36,889,458	0	0
Silvia Trillo[1]	0	0	0	0	0	0
Jeffrey A. Geller	24	60,294,989	31	36,037,433	5	7,690,180

JPMorgan SmartRetirement Blend 2055 Fund
Daniel Oldroyd	19	54,425,392	30	36,037,442	0	0
Anne Lester	20	54,455,854	39	36,889,458	0	0
Silvia Trillo[1]	0	0	0	0	0	0
Jeffrey A. Geller	24	62,577,668	31	36,037,433	5	7,690,180

JPMorgan SmartRetirement Blend 2060 Fund
Daniel Oldroyd	19	54,583,520	30	36,037,442	0	0
Anne Lester	20	54,613,982	39	36,889,458	0	0
Silvia Trillo[1]	0	0	0	0	0	0
Jeffrey A. Geller	24	63,981,420	31	36,037,433	5	7,690,180

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of June 30, 2018:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
JPMorgan SmartRetirement Blend Income Fund
Daniel Oldroyd	0	$0	0	$0	0	$0
Anne Lester	0	0	0	0	0	0
Silvia Trillo[1]	0	0	0	0	0	0
Jeffrey A. Geller	0	0	0	0	0	0

JPMorgan SmartRetirement Blend 2020 Fund
Daniel Oldroyd	0	0	0	0	0	0
Anne Lester	0	0	0	0	0	0
Silvia Trillo[1]	0	0	0	0	0	0
Jeffrey A. Geller	0	0	0	0	0	0

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)

JPMorgan SmartRetirement Blend 2025 Fund
Daniel Oldroyd	0	$0	0	$0	0	$0
Anne Lester	0	0	0	0	0	0
Silvia Trillo[1]	0	0	0	0	0	0
Jeffrey A. Geller	0	0	0	0	0	0

JPMorgan SmartRetirement Blend 2030 Fund
Daniel Oldroyd	0	0	0	0	0	0
Anne Lester	0	0	0	0	0	0
Silvia Trillo[1]	0	0	0	0	0	0
Jeffrey A. Geller	0	0	0	0	0	0

JPMorgan SmartRetirement Blend 2035 Fund
Daniel Oldroyd	0	0	0	0	0	0
Anne Lester	0	0	0	0	0	0
Silvia Trillo[1]	0	0	0	0	0	0
Jeffrey A. Geller	0	0	0	0	0	0

JPMorgan SmartRetirement Blend 2040 Fund
Daniel Oldroyd	0	0	0	0	0	0
Anne Lester	0	0	0	0	0	0
Silvia Trillo[1]	0	0	0	0	0	0
Jeffrey A. Geller	0	0	0	0	0	0

JPMorgan SmartRetirement Blend 2045 Fund
Daniel Oldroyd	0	0	0	0	0	0
Anne Lester	0	0	0	0	0	0
Silvia Trillo[1]	0	0	0	0	0	0
Jeffrey A. Geller	0	0	0	0	0	0

JPMorgan SmartRetirement Blend 2050 Fund
Daniel Oldroyd	0	0	0	0	0	0
Anne Lester	0	0	0	0	0	0
Silvia Trillo[1]	0	0	0	0	0	0
Jeffrey A. Geller	0	0	0	0	0	0

JPMorgan SmartRetirement Blend 2055 Fund
Daniel Oldroyd	0	0	0	0	0	0
Anne Lester	0	0	0	0	0	0
Silvia Trillo[1]	0	0	0	0	0	0
Jeffrey A. Geller	0	0	0	0	0	0

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)

JPMorgan SmartRetirement Blend 2060 Fund
Daniel Oldroyd	0	0	0	0	0	0
Anne Lester	0	0	0	0	0	0
Silvia Trillo[1]	0	0	0	0	0	0
Jeffrey A. Geller	0	0	0	0	0	0

1	As of 1/31/19.
*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.

In addition, effective immediately, the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section of the SAI is hereby deleted in its entirety and replaced with the following:

The following table indicates for each Fund the dollar range of securities of each Fund beneficially owned by each portfolio manager, as of June 30, 2018:

Portfolio Managers’ Ownership of Securities

Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
JPMorgan SmartRetirement Blend Income Fund
Daniel Oldroyd	X
Anne Lester	X
Silvia Trillo[1]	X
Jeffrey A. Geller	X

JPMorgan SmartRetirement Blend 2020 Fund
Daniel Oldroyd	X
Anne Lester	X
Silvia Trillo[1]	X
Jeffrey A. Geller	X

JPMorgan SmartRetirement Blend 2025 Fund
Daniel Oldroyd	X
Anne Lester	X
Silvia Trillo[1]		X
Jeffrey A. Geller	X

JPMorgan SmartRetirement Blend 2030 Fund
Daniel Oldroyd	X
Anne Lester	X
Silvia Trillo[1]	X
Jeffrey A. Geller	X

JPMorgan SmartRetirement Blend 2035 Fund
Daniel Oldroyd	X
Anne Lester	X

Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000

Silvia Trillo[1]	X
Jeffrey A. Geller	X

JPMorgan SmartRetirement Blend 2040 Fund
Daniel Oldroyd				X
Anne Lester	X
Silvia Trillo[1]	X
Jeffrey A. Geller	X

JPMorgan SmartRetirement Blend 2045 Fund
Daniel Oldroyd	X
Anne Lester	X
Silvia Trillo[1]	X
Jeffrey A. Geller	X

JPMorgan SmartRetirement Blend 2050 Fund
Daniel Oldroyd	X
Anne Lester	X
Silvia Trillo[1]					X
Jeffrey A. Geller	X

JPMorgan SmartRetirement 2055 Blend Fund
Daniel Oldroyd	X
Anne Lester	X
Silvia Trillo[1]	X
Jeffrey A. Geller	X

JPMorgan SmartRetirement Blend 2060 Fund
Daniel Oldroyd	X
Anne Lester	X
Silvia Trillo[1]	X
Jeffrey A. Geller	X

1	As of 1/31/19.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES, PROSPECTUSES AND THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE